Annual Report

October 31, 1996

Foreign Equity Fund

Fellow Shareholders

Few overseas markets were able to keep pace with an exuberant Wall Street where stock prices benefited from a benign interest rate environment and strong corporate earnings. Overseas the economic picture was more subdued. Overall, foreign stock returns were lackluster for the past six months but respectable for the year ended October 31.

PERFORMANCE REVIEW

The Foreign Equity Fund performed well against its benchmark index over the 12 months ended October 31. Its return of 14.48% over this period was significantly ahead of the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE). During the six months ended October 31, the fund's results were more moderate in absolute terms but were still ahead of the index.

Performance Comparison

                                           Periods Ended 10/31/96
                                         __________________________

                                            6 Months    12 Months
                                           __________  __________

Foreign Equity Fund                          1.03%      14.48%
MSCI EAFE Index                             -2.27       10.80

      Over the 12-month period ended October 31, fund performance against the index was helped significantly by an underweighting in Japan where the stock market performed poorly in dollar terms. The fund continues to be overweighted in the stock markets of Southeast Asia where markets such as Hong Kong contributed well while small positions in markets such as Singapore, Thailand, and Korea were disappointing. In Europe, the portfolio has a neutral weighting against the index but our stock selection added value. An overweighting in the Netherlands was particularly helpful. Latin America, which is not represented in the index, performed well over the 12 months, with Brazil making a strong contribution during the second half.
      Although the fund has continued to perform well against its index and peers, foreign stocks have failed to keep up with the U.S. market. In Europe, the Continental economies have been weak, constrained by the tight fiscal policies of those governments trying to meet the economic criteria required to meet the start of Economic Monetary Union (EMU) in January 1999. Countering this tight fiscal policy, most central banks kept the monetary reins relatively loose, which in turn has helped a number of markets produce double-digit returns.

Market Performance

                                           6 Months Ended 10/31/96
                                       _______________________________

                                               Local Currency
                                        Local     vs. U.S.     In U.S.
                                      Currency     Dollars     Dollars
                                       _______________________________

Australia                              0.85%       0.87%       1.72%
France                                 2.15        1.35        3.53
Germany                                6.65        1.35        8.09
Hong Kong                             10.36        0.04       10.40
Italy                                -10.35        3.18       -7.50
Japan                                 -8.74       -7.90      -15.95
Mexico                                 2.26       -6.96       -4.86
Netherlands                            9.44        1.18       10.74
Norway                                 0.46        3.25        3.72
Singapore                            -16.26       -0.21      -16.44
Sweden                                13.97        3.55       18.01
Switzerland                            2.31       -1.11        1.17
United Kingdom                         5.20        8.52       14.16

Source: FAME Information Services, Inc., using MSCI indices.

      Japan continued its tentative recovery but the yen has remained weak against a background of a declining current account surplus, low domestic interest rates, and the government's determination to keep the corporate sector competitive in world markets. Elsewhere in the Pacific, the picture was mixed. The economies of Hong Kong and Malaysia remained buoyant, and each stock market produced returns of over 20% during the 12 months under review. Singapore and Korea were both hurt by a decline in exports of electronic components to the U.S. and their stock markets were poor performers. The best performance came from the stock markets of Latin America where overseas investors have been encouraged by a mix of disciplined economic policies and more stable currencies. Brazil and Argentina each achieved returns of more than 30% in dollars and the Mexican market was not far behind.
      Currency markets were much more subdued. The U.S. dollar improved steadily against the yen for most of the year but rose only a modest amount against leading European currencies such as the franc and deutschemark. Perhaps surprisingly, the British pound and the Italian lira were the strongest European currencies and each of them has even strengthened against the dollar over the last 12 months. On balance, the overseas currency mix hampered the fund.

INVESTMENT REVIEW

Far East
A year ago, the economy in Japan was in trouble as the combination of currency strength and a banking crisis threatened to throw it into a deflationary spiral. Helped by a stimulatory fiscal policy and a successful strategy of currency depreciation, the economy pulled through this difficult period but the recovery is patchy at best. Capital expenditure - traditionally the engine of Japanese growth - picked up strongly and this in turn fed through to better figures for production and shipments. Significantly, there is evidence that an inventory overhang is now being worked off, which bodes well for the future. Dimming this brighter picture is consumer expenditure - by far the largest component of GDP - which remains very sluggish. Despite this mixed picture, our assumption is that the economy will continue its steady recovery. Monetary policy is supportive and the recent weakness of the yen will be a big help to Japan's export industry.
      The stock market also struggled to make progress. It still looks expensive compared with other world markets but, against its own history, looks to be better valued. Our strategy in the market avoids the financial sector where bad loans continue to haunt the city banks and valuations remain unacceptably high. We added to sectors such as retailing, pharmaceuticals, and consumer nondurables where we can find growth at a reasonable valuation. Our holdings also focused on a number of Japan's multinational corporations, many of which are world leaders in their fields. These stocks performed well for us recently and we have cut back in a number of them where prices moved ahead of realistic expectations.
      Elsewhere in the region, the economy of China is now an important influence even though its stock market is very undeveloped. Three years ago this economy was blazing along at an unsustainable pace, threatening an inflationary blowout and a sharp reversal of the trade balance. However, the current picture suggests that the authorities have achieved a soft landing. GDP growth has moderated to a level of about 10%, inflation is back under control, and the current account is now in modest surplus. The improved health of the Chinese economy has provided support for Hong Kong where, over the last six months, the stock market was one of the best in the region. With the U.S. dollar pegged to the Hong Kong dollar, a more benign interest rate environment in the U.S. quickly spilled over into Hong Kong, and the Bank of China reduced its interest rates twice in the last few months. Improved business results from the financial sector and a recovery in residential property prices all helped this market, where we have a moderate overweighting.
      In contrast, the Singapore market performed poorly over the last six months as a weak trend in exports put a brake on the broad economy. The government has announced measures to dampen speculation in the residential property market and the recent trend in corporate earnings has been below expectations. Singapore has one of the best managed economies in the world but the stock market is unlikely to perform until the economy picks up again. In contrast, the Malaysian market held up well during the summer months and smaller companies continued to perform well. The worry here is that the economy has been growing too fast, but recent statistics evidence a deceleration, which will in turn moderate the high external deficit.
      In Thailand, the stock market collapsed over the last six months. Corporate profits came in below expectations, the quality of bank balance sheets was called into question, and a downgrade in the rating of Thai obligations was a blow to foreign confidence. Our portfolio had less than 1% of assets in Thailand and the companies we have chosen should weather this uncomfortable period for the economy. South Korea is another stock market that performed poorly over the last six months. The main culprit here was a sharp deterioration in the trade deficit with a loss of competitiveness against Japanese companies and a very sharp fall in semiconductor prices. Again, our position in this market is very small but, with a number of blue chips now looking very cheap, it is probably time to add to our positions in Korea.
      In Australia, the economy is slowing but not sliding into recession. The new Liberal Coalition government was elected with a workable majority and its objectives of labor reform and further integration with Southeast Asia bode well for the future. The stock market itself has been unexciting but, helped by a 7% appreciation of the currency against the U.S. dollar, returns for the U.S. investor were quite reasonable. In New Zealand, the economy is in better shape and the market has shown solid dollar returns helped by a strong contribution from the New Zealand dollar.

Chart 1 - Geographic Diversification - pie chart showing: Europe 53%, Japan 21%, Far East 14%, Latin America 7%, Other and Reserves 5%.

Europe
In Europe, the economic picture is one of contrasts. On the Continent, the German locomotive is showing a moderate recovery but there are few signs that this has spread to its neighbors. On the other hand, the U.K. continued a steady growth phase and smaller economies such as Norway and Ireland are performing very strongly.
      Germany remains at the forefront of the move to Economic Monetary Union and, along with the other founder members, its government must soon meet the Maastricht criteria for debt and budget deficits as a percentage of GDP. The budget for the old West Germany is in surplus but there is a significant deficit in the old East Germany and, therefore, overall fiscal policy remains tight at this point in the cycle. Recognizing this dilemma, the Bundesbank maintained a moderately loose monetary policy and the economy is unlikely to slip into recession. The picture from now on should improve as unification tax surcharges phase out and stimulate better consumer sentiment. Also the weaker deutschemark will help with the export sector. We continued to underweight this market but our bias toward growth companies in the chemical and drug sectors enabled us to add value.
      The situation in the Netherlands is similar but the domestic economy is of limited relevance to the Dutch market, which is dominated by a small number of multinational companies. A number of our favorite multinationals are among our largest holdings, and oil major Royal Dutch Petroleum, together with media and publishing stocks Wolters Kluwer and Elsevier, all performed very strongly.
      In the U.K., the economy is continuing a long period of steady growth which has enabled corporate earnings to advance, but inflation and the current account are well under control. It is unlikely that the U.K. will be a founding member of EMU and, therefore, it is less constrained by the Maastricht criteria. Also, with general elections that must be held no later than May 1997, the ruling Conservative Party will be anxious for the "feel good" factor to reappear. Despite all the temptations, the Chancellor has behaved prudently by raising interest rates a notch and his forthcoming budget will make few concessions on taxes. The stock market made good progress for most of the year and was one of Europe's better performers. In recent weeks, it retreated from an all-time high but, for the U.S. investor, this was more than compensated for by sterling's sharp advance. Our bias toward growth stocks in the service and pharmaceutical sector continued to be a successful strategy in this market.
      In France, the picture remained bleak with the economy hardly moving and unemployment uncomfortably high. Already this has caused some social unrest but the government is unable to offer fiscal stimulus given the deficit targets required by EMU. At least the current account was in surplus and the link between the french franc and deutschemark seemed to be holding steady. Despite the poor economic background, we can find many investments that meet our preference for growth at a reasonable price. These have tended to be in the service sector where retailers such as Carrefour and Pinault Printemps performed well.
      The stock market in Switzerland is another where the multinationals tend to dominate the scene. Surprisingly, the Swiss franc has been a weak currency over the year but this has focused attention on the exporters where our selections have been rewarding, even in U.S. dollars.
      Turning to the smaller economies, the Nordic markets were strong, with Sweden benefiting from a steady fall in interest rates as the government tried to hold the strong kroner in line with other European currencies. Norway also did well as the country's oil wealth provided healthy surpluses for both public expenditure and external trade. Spain and Italy have indicated their ambitions to be founding members of EMU but a cold look at the statistics suggests they will be hard pressed to meet the required economic targets in time. Nevertheless, the new Italian government under Mr. Prodi has shown remarkable vigor in tackling deep-seated problems such as public sector wage discipline and fiscal reform.

Latin America
The stock markets of Latin America made a strong contribution to the fund's return over the last 12 months. Our largest position was in Brazil where the economy regained momentum after a difficult 1995. Industrial production and retail sales were both in positive territory but the government will respond quickly to any signs of a resurgence of inflation or deterioration in the trade position. Many analysts think the currency is overvalued although, provided the government pursues the right policies, international confidence can be maintained. The major stock market theme this year was the privatization and restructuring of the telecommunications and electricity sectors, and our holding in blue chip Telecomunicacoes Brasileiras outperformed strongly.
      Mexico has come a long way since the peso crisis of two years ago although the banking system remains fragile despite a restructuring program. After a savage recession, the economy is now growing again with the export sector benefiting from the weak peso. Reserves are still uncomfortably low and international confidence will depend on further improvement of the trade position.

INVESTMENT POLICY AND OUTLOOK

Our strategy for the fund going forward is to maintain about half the portfolio in the stock markets of Europe. Japan remains the largest individual country position but is significantly underweighted versus the benchmark, and we maintain important positions in the smaller markets of Southeast Asia and Latin America. The portfolio remains well diversified in terms of its country distribution and the number of stocks held. A common theme to our stock selection is to find growth at a reasonable valuation, although we have been comfortable holding more cyclical issues in markets such as Japan where we think economic recovery will continue.
      Stock markets tend to be driven by the direction of interest rate moves and by the way corporate business results compare with expectations. For two years now, these two forces have been simultaneously positive for the U.S. market but have been less compelling overseas.
      There are some signs that this may be about to change. Interest rates in the U.S. are unlikely to fall much further and a long period of strong corporate profit growth may be coming to an end. In contrast, interest rates can fall further in a number of European markets and the economic recovery in Europe and Japan may surprise on the upside. The smaller markets of Asia and Latin America have great potential and have their part to play in a diversified international portfolio.
      The case for international diversification is as valid as ever, the fund remains fully invested, and we are optimistic about its future.

      Respectfully submitted,




      Martin G. Wade
      President

November 22, 1996

INDUSTRY DIVERSIFICATION
October 31, 1996

                                                 Percent of
                                                 Net Assets
                                                ____________

Services                                            26.6%
Finance                                             17.5
Consumer Goods                                      16.6
Capital Equipment                                   13.1
Energy                                               9.9
Materials                                            7.8
Multi-Industry                                       3.6
Miscellaneous                                        0.1
Reserves                                             4.8
Net Assets                                         100.0%

EXCHANGE RATES TO U.S. DOLLARS
October 31, 1996

Country                                         Exchange Rate
_____________________________________________________________________________

Argentina                                            0.9999
Australia                                            1.2616
Austria                                             10.6545
Belgium                                             31.1900
Brazil                                               1.0274
Canada                                               1.3402
Czech Republic                                      26.9280
Denmark                                              5.8123
Finland                                              4.5350
France                                               5.1125
Germany                                              1.5144
Hong Kong                                            7.7322
Italy                                            1,517.0000
Japan                                              113.8550
Malaysia                                             2.5265
Mexico                                               8.0375
Netherlands                                          1.6967
New Zealand                                          1.4135
Norway                                               6.3808
Peru                                                 2.5805
Philippines                                         26.2800
Portugal                                           153.0500
Singapore                                            1.4085
South Korea                                        826.2500
Spain                                              127.5950
Sweden                                               6.5757
Switzerland                                          1.2640
Thailand                                            25.4950
United Kingdom                                       0.6144

SECURITY CLASSIFICATION
October 31, 1996

                                  Percent of        Cost       Market Value
                                  Net Assets        (000)          (000)
                                     ___________________________________

Common Stocks, Rights,
 and Warrants                        92.0%      $1,878,444      $2,135,928
Preferred Stocks                      3.2           57,907          74,770
Bonds                                 0.0              525             677
Short-Term Investments                4.1           95,111          95,111
Total Investments                    99.3        2,031,987       2,306,486
Other Assets Less Liabilities         0.7           15,967          15,983
Net Assets                          100.0%      $2,047,954      $2,322,469

TWENTY-FIVE LARGEST HOLDINGS
October 31, 1996

                                                            Percent of
Company                                Country              Net Assets
__________________________________________________________________________

Wolters Kluwer                         Netherlands                2.2%
Royal Dutch Petroleum                  Netherlands                1.9
Elsevier                               Netherlands                1.8
National Westminster Bank              United Kingdom             1.5
Smithkline Beecham                     United Kingdom             1.4
Telecomunicacoes Brasileiras           Brazil                     1.2
Reed International                     United Kingdom             1.2
Eaux Cie Generale                      France                     1.2
Astra                                  Sweden                     1.0
Shell Transport & Trading              United Kingdom             1.0
Roche Holdings                         Switzerland                0.9
ABB                                    Sweden/Switzerland         0.9
ING Groep                              Netherlands                0.9
Gehe                                   Germany                    0.9
Mitsubishi Heavy Industries            Japan                      0.9
Kyocera                                Japan                      0.8
Pinault Printemps                      France                     0.8
Nestle                                 Switzerland                0.8
Abbey National                         United Kingdom             0.8
NEC                                    Japan                      0.8
Carrefour                              France                     0.8
Canon                                  Japan                      0.8
Kingfisher                             United Kingdom             0.7
Denso                                  Japan                      0.7
Bayer                                  Germany                    0.7
Total                                                            26.6%

SUMMARY OF INVESTMENTS AND CASH
October 31, 1996

                          Percent of Net Assets
               __________________________________________    Percent of
Country             Equities!     Cash        Total           MSCI EAFE
__________________________________________________________________________

Austria              0.1         -           0.1                 0.4
Belgium              1.0         -           1.0                 1.2
Czech Republic       0.0         -           0.0                 -
Denmark              0.2         -           0.2                 0.9
Finland              0.2         -           0.2                 0.6
France               8.2         -           8.2                 6.8
Germany              4.3         -           4.3                 7.3
Ireland              -           -           -                   0.3
Italy                1.9         -           1.9                 2.7
Netherlands         10.2         -          10.2                 4.5
Norway               1.4         -           1.4                 0.5
Portugal             0.5         -           0.5                 -
Russia               0.0         -           0.0                 -
Spain                2.3         -           2.3                 2.0
Sweden               2.6         -           2.6                 2.4
Switzerland          4.4         -           4.4                 5.9
United Kingdom      15.7         -          15.7                18.2
  Total Europe      53.0%        -          53.0%               53.7%
Australia            1.7         -           1.7                 3.0
China                0.4         -           0.4                 -
Hong Kong            4.7         -           4.7                 3.6
India                0.2         -           0.2                 -
Japan               21.3         -          21.3                35.4
Malaysia             3.0         -           3.0                 2.6
New Zealand          0.7         -           0.7                 0.4
Philippines          0.1         -           0.1                 -
Singapore            1.9         -           1.9                 1.3
South Korea          1.0         -           1.0                 -
Thailand             0.6         -           0.6                 -
  Total
  Pacific Basin     35.6%        -          35.6%               46.3%
Argentina            0.7         -           0.7                 -
Brazil               3.3         -           3.3                 -
Canada               0.3         -           0.3                 -
Chile                0.7         -           0.7                 -
Mexico               1.5         -           1.5                 -
Peru                 0.1         -           0.1                 -
United States        -           4.1         4.1                 -
  Total Americas     6.6%        4.1%       10.7%                -
Other Assets
  Less Liabilities   -           0.7         0.7                 -
Total               95.2%        4.8%      100.0%              100.0%

! Includes bonds convertible into equities.

TOTAL RETURN PERFORMANCE
Periods Ended October 31, 1996

                                Calendar
                 One     Three    Year-     One     Three    Five     Since
                Month   Months   to-Date   Year    Years*   Years*   9/7/89*
__________________________________________________________________________

Foreign
 Equity Fund    -0.51%    3.44%    9.92%   14.48%    8.86%   10.89%    9.06%
S&P 500 Index    2.76    10.83    16.63    24.10    17.68    15.55    13.65
MSCI EAFE
 Index          -1.00     1.91     3.57    10.80     6.92     7.98     4.63**
Lipper Inter-
 national Funds
 Average        -0.71     2.54     6.61    10.73     7.05     9.36     7.63
FT-A Euro
 Pacific
 Index          -1.18     1.78     3.41    10.72     6.68     7.41     4.31**

 *     Average annual compound total return.
 **    From 8/31/89.

Income return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

PERFORMANCE COMPARISON
As of October 31, 1996

Chart 2 - Performance Comparison - SEC Graph: a line chart showing the cumulative growth of $10,000 invested in the Foreign Equity Fund from inception compared with $10,000 invested in a broad-based index and average over the same period.

Note: The index return does not reflect expenses, which have been deducted from the fund's return.

 *     MSCI EAFE Index from 8/31/89.
 **    Commencement of operations.

FINANCIAL HIGHLIGHTS
Foreign Equity Fund

                      For a share outstanding throughout each period
              ______________________________________________________________
                         Year           Ten Months# Year
                         Ended             Ended    Ended
                       10/31/96 10/31/95 10/31/94 10/31/93 12/31/92 12/31/91
                       ______________________________________________________

NET ASSET VALUE,
BEGINNING OF PERIOD     $13.99   $14.59   $13.32   $10.05   $10.73    $9.54
                        ______   ______   ______   ______   ______   ______
Investment activities
 Net invest-
 ment income             0.21     0.18     0.09     0.13     0.17     0.18*
 Net realized and
   unrealized
   gain (loss)           1.78    (0.14)+   1.48     3.14    (0.57)    1.28
                        ______   ______   ______   ______   ______   ______
 Total from invest-
   ment activities       1.99     0.04     1.57     3.27    (0.40)    1.46
                        ______   ______   ______   ______   ______   ______
Distributions
 Net investment
   income               (0.18)   (0.12)   (0.09)      -     (0.18)   (0.18)
 Net realized gain      (0.18)   (0.52)   (0.21)      -     (0.10)   (0.09)
                        ______   ______   ______   ______   ______   ______
 Total distributions    (0.36)   (0.64)   (0.30)      -     (0.28)   (0.27)
                        ______   ______   ______   ______   ______   ______
NET ASSET VALUE
END OF PERIOD           $15.62   $13.99   $14.59   $13.32   $10.05   $10.73
                        ______   ______   ______   ______   ______   ______
                        ______   ______   ______   ______   ______   ______

RATIOS/SUPPLEMENTAL DATA
Total return            14.48%    0.64%   11.96%   32.54%   (3.74)%  15.44%*
Ratio of expenses to
 average net assets      0.76%    0.80%    0.82%   0.86%!    0.99%   1.00%*
Ratio of net investment
 income to average
 net assets              1.67%    1.69%    1.26%   1.65%!    1.49%   1.64%*
Portfolio turn-
 over rate               13.8%    18.8%    22.0%   27.4%!    35.1%    46.7%
Average commission
 rate paid              $0.0017     -        -        -        -        -
Net assets,
end of period
(in thousands)   $2,322,469 $1,559,619  $1,058,478 $489,389 $238,979 $143,822

 * Excludes expenses in excess of a 1.00% voluntary expense limitation in effect from 3/1/90 through 12/31/91.
 ! Annualized.
 # The fund's fiscal year-end was changed to 10/31.
 + The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.

STATEMENT OF NET ASSETS
Foreign Equity Fund / October 31, 1996

                                             Shares / Par          Value
                                                            In thousands

ARGENTINA  0.7%
Common Stocks  0.7%
Banco de Galicia Buenos Aires
 (Class B) ADR (USD) . . . . . . . . . . .         93,992    $     1,704
Banco Frances del Rio ADR (USD). . . . . .         78,355          2,057
Enron Global Power & Pipeline (USD). . . .         13,780            388
Naviera Perez (Class B). . . . . . . . . .        618,461          3,928
Sociedad Comercial del Plata * . . . . . .        214,150            505
Sociedad Comercial del Plata
 ADR (144a) (USD) *. . . . . . . . . . . .         19,896            471
Telecom Argentina Stet (Class B) . . . . .        114,560            432
Telecom Argentina Stet (Class B)
 ADR (USD) . . . . . . . . . . . . . . . .         20,037            756
Telefonica de Argentina (Class B)
 ADR (USD) . . . . . . . . . . . . . . . .        140,854          3,275
Telefonica de Argentina (Class B)
 ADS (USD) . . . . . . . . . . . . . . . .         21,200            493
Transportadora de Gas del Sur
 ADR (USD) . . . . . . . . . . . . . . . .         32,868            382
YPF Sociedad Anonima (Class D)
 ADR (USD) . . . . . . . . . . . . . . . .        102,315          2,328
Total Argentina (Cost $16,411)                                    16,719

AUSTRALIA  1.7%
Common Stocks  1.6%
Amcor Limited. . . . . . . . . . . . . . .        133,000            827
Australia & New Zealand Bank Group . . . .        391,000          2,284
Australia Gas & Light. . . . . . . . . . .        828,181          4,543
Broken Hill Proprietary. . . . . . . . . .        354,338          4,705
Coca Cola Amatil . . . . . . . . . . . . .         55,289            760
Howard Smith . . . . . . . . . . . . . . .        201,089          1,578
Lend Lease . . . . . . . . . . . . . . . .        114,017          1,933
National Australia Bank. . . . . . . . . .        203,445          2,233
News Corporation . . . . . . . . . . . . .        488,331          2,779
Publishing and Broadcasting. . . . . . . .        441,124          1,986
Tabcorp Holdings . . . . . . . . . . . . .        844,000          3,981
TNT *. . . . . . . . . . . . . . . . . . .        576,000          1,109
Westpac Banking. . . . . . . . . . . . . .        522,000          2,979
WMC. . . . . . . . . . . . . . . . . . . .        324,258          2,038
Woodside Petroleum . . . . . . . . . . . .        513,000          3,619
                                                                  37,354
Preferred Stocks  0.1%
Sydney Harbour Casino Holdings * . . . . .      1,309,000          1,868
                                                                   1,868
Total Australia (Cost $30,382) . . . . . .                        39,222

AUSTRIA  0.1%
Common Stocks  0.1%
EVN Energie Versargung Nieder. . . . . . .          6,230            845
Flughafen Wien . . . . . . . . . . . . . .         15,482            763
Total Austria (Cost $1,545)                                        1,608

BELGIUM  1.0%
Common Stocks  1.0%
Generale Banque. . . . . . . . . . . . . .         16,768          5,860
Generale Banque, VVPR Strip. . . . . . . .          1,524              1
Kredietbank. . . . . . . . . . . . . . . .         39,481         12,753
UCB. . . . . . . . . . . . . . . . . . . .          1,358          2,993
                                                                  21,607

Convertible Bonds  0.0%
Kredietbank, 5.75%, 11/30/03 . . . . . . . BEL 14,782,500    $       622
                                                                     622
Total Belgium (Cost $16,346)                                      22,229

BRAZIL  3.3%
Common Stocks  0.5%
Brazil Fund (USD). . . . . . . . . . . . .         58,780          1,234
Companhia Siderurgica Nacional . . . . . .     49,720,000          1,234
Eletrobras . . . . . . . . . . . . . . . .      9,970,768          3,096
Eletrobras ADR (USD) * . . . . . . . . . .         20,340            318
Pao de Acucar GDR (USD). . . . . . . . . .        117,940          2,315
Telecomunicacoes Brasileiras . . . . . . .     44,988,700          2,741
Telecomunicacoes de Sao Paulo *. . . . . .        967,420            165
White Martins. . . . . . . . . . . . . . .    769,040,000          1,190
                                                                  12,293
Preferred Stocks  2.8%
Banco Bradesco . . . . . . . . . . . . . .    638,961,239          5,448
Banco Itau . . . . . . . . . . . . . . . .      3,088,000          1,337
Brahma . . . . . . . . . . . . . . . . . .      6,133,250          3,791
Brasmotor. . . . . . . . . . . . . . . . .      5,547,410          1,884
Cia Cimento Portland Itau. . . . . . . . .      4,882,700          1,283
Cia Energetica de Sao Paulo ADS (USD) *. .         20,600            206
Cia Energetica Minas Gerais. . . . . . . .     66,062,577          2,103
Cia Energetica Minas Gerias
 ADR (144a) (USD) *. . . . . . . . . . . .         16,530            523
Cia Energetica Minas Gerias
 ADR, cv. (USD) *. . . . . . . . . . . . .         23,337            738
Cia Energetica Minas Gerais ADR, sponsored,
 non voting (USD) *. . . . . . . . . . . .         79,555          2,516
Cia Tecidos Norte de Minas . . . . . . . .      3,724,770          1,251
Lojas Americanas . . . . . . . . . . . . .     37,644,000            592
Petrol Brasileiros . . . . . . . . . . . .     18,608,917          2,409
Telecomunicacoes Brasileiras . . . . . . .     64,795,902          4,812
Telecomunicacoes Brasileiras ADR (USD) . .        277,229         20,654
Telecomunicacoes Brasileiras
 ADR (144a) (USD). . . . . . . . . . . . .          2,213            165
Telecomunicacoes de Minas Gerais . . . . .     10,703,000          1,195
Telecomunicacoes de Sao Paulo. . . . . . .     24,651,341          4,511
Telecomunicacoes de Rio de Janeiro . . . .     10,080,000            971
Unibanco . . . . . . . . . . . . . . . . .    103,658,000          2,875
Usiminas . . . . . . . . . . . . . . . . .  2,904,560,000          3,053
Usiminas ADR (144a) (USD). . . . . . . . .         12,540            130
Usiminas ADS (USD) . . . . . . . . . . . .        296,810          3,079
                                                                  65,526
Total Brazil (Cost $60,615)                                       77,819

CANADA  0.3%
Common Stocks  0.3%
Alcan Aluminum . . . . . . . . . . . . . .        151,960          4,989
Royal Bank of Canada . . . . . . . . . . .         61,480          2,032
Total Canada (Cost $5,205)                                         7,021

CHILE  0.7%
Common Stocks and Warrants  0.7%
AFP Providia ADR (USD) . . . . . . . . . .         10,996            256
Chile Fund (USD) . . . . . . . . . . . . .         92,740          2,017
Chilectra ADR (144a) (USD) . . . . . . . .         33,009    $     1,811
Chilgener ADS (USD). . . . . . . . . . . .         58,934          1,333
Compania Cervecerias Unidas ADS (USD). . .         43,830            888
Compania de Telecomunicaciones de Chile
 ADR (USD) . . . . . . . . . . . . . . . .         17,198          1,696
Empresa Nacional de Electricidad
 ADS (USD) . . . . . . . . . . . . . . . .        108,717          1,998
Enersis ADS (USD). . . . . . . . . . . . .         65,396          1,921
Five Arrows Chile Investment Trust
 (USD) . . . . . . . . . . . . . . . . . .        663,410          1,957
Five Arrows Chile Investment Trust, warrants,
 5/31/99 (USD) * . . . . . . . . . . . . .         36,758             19
Genesis Chile Fund (USD) . . . . . . . . .         66,410          2,823
Total Chile (Cost $15,759)                                        16,719

CHINA  0.4%
Common Stocks  0.4%
Huaneng Power International (Class N)
 ADR (USD) * . . . . . . . . . . . . . . .        332,700          5,157
Shanghai Petrochemical (Class H) (HKD) . .     11,919,000          3,198
Yizheng Chemical Fibre (Class H) (HKD) . .      8,500,000          1,968
Total China (Cost $12,680)                                        10,323

CZECH REPUBLIC  0.0%
Common Stocks  0.0%
SPT Telecom. . . . . . . . . . . . . . . .          8,781            939
Total Czech Republic (Cost $834)                                     939

DENMARK  0.2%
Common Stocks  0.2%
Den Danske Bank. . . . . . . . . . . . . .         37,470          2,688
Tele Danmark (Class B) . . . . . . . . . .         13,050            658
Unidanmark (Class A) . . . . . . . . . . .         40,121          1,850
Total Denmark (Cost $4,504)                                        5,196

FINLAND  0.2%
Preferred Stocks  0.2%
Nokia (Class A). . . . . . . . . . . . . .         87,860          4,059
Total Finland (Cost $3,014)                                        4,059

FRANCE  8.2%
Common Stocks and Warrants  8.2%
Accor. . . . . . . . . . . . . . . . . . .         26,090          3,276
Alcatel Alsthom. . . . . . . . . . . . . .         50,920          4,343
Assurances Generales de France . . . . . .         65,582          1,934
AXA. . . . . . . . . . . . . . . . . . . .         13,600            849
Canal Plus . . . . . . . . . . . . . . . .         25,240          6,250
Carrefour. . . . . . . . . . . . . . . . .         32,397         17,978
Castorama Dubois . . . . . . . . . . . . .         11,668          1,997
Chargeurs International. . . . . . . . . .         15,368            667
Cie de St. Gobain. . . . . . . . . . . . .         69,756          9,415
Credit Local de France, bearer . . . . . .         20,520          1,765
Credit Local de France, registered . . . .         16,696          1,436
Eaux Cie Generale. . . . . . . . . . . . .        229,892         27,475
Ecco . . . . . . . . . . . . . . . . . . .          2,110            506
Elf Aquitaine. . . . . . . . . . . . . . .         85,880          6,867
GTM Entrepose. . . . . . . . . . . . . . .         25,080    $     1,190
Guilbert . . . . . . . . . . . . . . . . .         28,341          4,507
Havas. . . . . . . . . . . . . . . . . . .         22,490          1,477
L'Oreal. . . . . . . . . . . . . . . . . .          8,615          2,917
Lapeyre. . . . . . . . . . . . . . . . . .         58,000          2,838
Legrand. . . . . . . . . . . . . . . . . .         20,839          3,616
LVMH . . . . . . . . . . . . . . . . . . .         63,936         14,644
Pathe. . . . . . . . . . . . . . . . . . .         16,728          4,512
Pinault Printemps. . . . . . . . . . . . .         49,853         18,800
Primagaz . . . . . . . . . . . . . . . . .         35,516          3,668
Primagaz, warrants, 6/30/98 *. . . . . . .          2,012             39
Rexel. . . . . . . . . . . . . . . . . . .         13,280          3,935
Sanofi . . . . . . . . . . . . . . . . . .         29,884          2,707
Schneider. . . . . . . . . . . . . . . . .         94,270          4,610
Societe Generale . . . . . . . . . . . . .         14,890          1,605
Sodexho. . . . . . . . . . . . . . . . . .         22,900         11,068
Television Francaise . . . . . . . . . . .         88,346          9,401
Total (Class B). . . . . . . . . . . . . .        177,361         13,873
Total France (Cost $157,759)                                     190,165

GERMANY  4.3%
Common Stocks and Warrants  4.0%
Allianz Holdings . . . . . . . . . . . . .          4,380          7,922
Allianz Holdings, warrants, 2/23/98 *. . .         13,000            687
Altana . . . . . . . . . . . . . . . . . .          1,686          1,347
Bayer. . . . . . . . . . . . . . . . . . .        451,659         17,059
Bilfinger and Berger . . . . . . . . . . .         63,560          2,573
Buderus. . . . . . . . . . . . . . . . . .          4,012          1,815
Deutsche Bank. . . . . . . . . . . . . . .        100,590          4,696
Gehe . . . . . . . . . . . . . . . . . . .        302,490         20,374
Hoechst. . . . . . . . . . . . . . . . . .         70,350          2,653
Hornbach Baumarkt. . . . . . . . . . . . .         14,770            478
Mannesmann . . . . . . . . . . . . . . . .         11,177          4,340
Praktiker. . . . . . . . . . . . . . . . .         32,915            674
Rhoen Klinikum . . . . . . . . . . . . . .         46,394          5,821
SAP. . . . . . . . . . . . . . . . . . . .         15,430          2,089
Schering . . . . . . . . . . . . . . . . .         24,562          1,977
Siemens. . . . . . . . . . . . . . . . . .         42,008          2,170
Siemens, warrants, 6/02/98 * . . . . . . .         12,000          1,014
Veba . . . . . . . . . . . . . . . . . . .        206,770         11,028
Veba, warrants, 4/06/98 *. . . . . . . . .          9,526          2,698
Volkswagen . . . . . . . . . . . . . . . .          4,834          1,936
                                                                  93,351
Preferred Stocks  0.3%
Fielmann . . . . . . . . . . . . . . . . .         27,225          1,133
Hornbach . . . . . . . . . . . . . . . . .         32,830          2,059
Krones . . . . . . . . . . . . . . . . . .          4,621          1,632
SAP. . . . . . . . . . . . . . . . . . . .         16,644          2,240
                                                                   7,064
Total Germany (Cost $83,607)                                     100,415

HONG KONG  4.7%
Common Stocks  4.7%
Cathay Pacific Airways . . . . . . . . . .      2,799,000          4,380
Dao Heng Bank Group. . . . . . . . . . . .      1,342,000          5,901
First Pacific. . . . . . . . . . . . . . .      5,584,931    $     7,693
Guangdong Investment . . . . . . . . . . .      5,846,000          4,196
Guangzhou Investment . . . . . . . . . . .     14,320,000          4,630
Guoco Group. . . . . . . . . . . . . . . .      1,640,000          8,675
Hong Kong Land Holdings (USD). . . . . . .      7,603,719         16,956
Hopewell Holdings. . . . . . . . . . . . .     11,561,000          7,775
Hutchison Whampoa. . . . . . . . . . . . .      1,865,000         13,025
New World Development. . . . . . . . . . .      2,465,774         14,350
Swire Pacific (Class A). . . . . . . . . .      1,065,000          9,401
Wharf Holdings . . . . . . . . . . . . . .      2,939,000         12,125
Total Hong Kong (Cost $94,958)                                   109,107

INDIA  0.2%
Common Stocks  0.2%
State Bank of India GDR (USD). . . . . . .        322,700          4,840
Total India (Cost $4,566)                                          4,840

ITALY  1.9%
Common Stocks and Warrants  1.9%
Assicurazioni Generali . . . . . . . . . .        111,268          2,149
Banca Fideuram . . . . . . . . . . . . . .      2,087,300          4,424
Danieli & Company, savings shares. . . . .        113,820            362
ENI. . . . . . . . . . . . . . . . . . . .      1,187,107          5,685
Finanziaria Autogrill. . . . . . . . . . .        152,088            155
IMI. . . . . . . . . . . . . . . . . . . .        408,757          3,235
Industrie Natuzzi ADR (USD). . . . . . . .         37,490          1,696
Istituto Nazionale delle Assicurazioni . .        555,000            766
Italgas. . . . . . . . . . . . . . . . . .        552,325          2,039
Mediolanum . . . . . . . . . . . . . . . .        201,080          1,993
Rinascente . . . . . . . . . . . . . . . .        202,500          1,197
Rinascente, warrants, 11/30/99 * . . . . .         10,125              4
Sasib, savings shares. . . . . . . . . . .        124,282            215
Stet . . . . . . . . . . . . . . . . . . .      1,720,680          5,944
Stet, savings shares . . . . . . . . . . .        829,120          2,208
Telecom Italia . . . . . . . . . . . . . .      1,494,258          3,329
Telecom Italia Mobile. . . . . . . . . . .      3,339,866          6,902
Telecom Italia Mobile, savings shares. . .        872,266            995
Unicem * . . . . . . . . . . . . . . . . .         84,206            561
                                                                  43,859
Corporate Bonds  0.0%
Danieli & Company, 7.25%, 1/01/00. . . . . ITL 89,730,000             55
                                                                      55
Total Italy (Cost $37,538)                                        43,914

JAPAN  21.3%
Common Stocks  21.3%
Advantest. . . . . . . . . . . . . . . . .         39,700          1,499
Alps Electric. . . . . . . . . . . . . . .        318,000          3,938
Amada. . . . . . . . . . . . . . . . . . .        695,000          5,982
Canon. . . . . . . . . . . . . . . . . . .        928,000         17,769
Citizen Watch. . . . . . . . . . . . . . .        448,000          3,404
Daifuku. . . . . . . . . . . . . . . . . .        126,000          1,549
Daiichi Pharmaceutical . . . . . . . . . .        662,000          9,536
DaiNippon Screen Manufacturing . . . . . .        611,000          4,824
Daiwa House. . . . . . . . . . . . . . . .        855,000    $    11,865
DDI. . . . . . . . . . . . . . . . . . . .          1,035          7,772
Denso. . . . . . . . . . . . . . . . . . .        831,000         17,225
East Japan Railway . . . . . . . . . . . .          2,129          9,780
Fanuc. . . . . . . . . . . . . . . . . . .        167,000          5,354
Hitachi. . . . . . . . . . . . . . . . . .      1,092,000          9,687
Hitachi Zosen. . . . . . . . . . . . . . .      1,097,000          5,357
Honda Motor. . . . . . . . . . . . . . . .         79,000          1,887
Inax . . . . . . . . . . . . . . . . . . .        331,000          2,814
Ishihara Sangyo Kaisha * . . . . . . . . .        368,000          1,102
Ito-Yokado . . . . . . . . . . . . . . . .        248,000         12,372
Kao. . . . . . . . . . . . . . . . . . . .        327,000          3,849
Kawada Industries. . . . . . . . . . . . .        107,000            771
Kokuyo . . . . . . . . . . . . . . . . . .        330,000          8,174
Komatsu. . . . . . . . . . . . . . . . . .        889,000          7,277
Komori . . . . . . . . . . . . . . . . . .        289,000          6,498
Kumagai Gumi . . . . . . . . . . . . . . .        633,000          2,001
Kuraray. . . . . . . . . . . . . . . . . .        747,000          7,217
Kyocera. . . . . . . . . . . . . . . . . .        292,000         19,261
Makita . . . . . . . . . . . . . . . . . .        462,000          6,330
Marui. . . . . . . . . . . . . . . . . . .        560,000         10,378
Matsushita Electric Industrial . . . . . .        876,000         14,003
Mitsubishi . . . . . . . . . . . . . . . .        452,000          5,042
Mitsubishi Heavy Industries. . . . . . . .      2,609,000         20,051
Mitsubishi Paper Mills . . . . . . . . . .        458,000          2,204
Mitsui Fudosan . . . . . . . . . . . . . .      1,329,000         16,459
Mitsui Petrochemical Industries. . . . . .        269,000          1,633
Murata Manufacturing . . . . . . . . . . .        310,000          9,965
National House Industrial. . . . . . . . .        170,000          2,449
NEC. . . . . . . . . . . . . . . . . . . .      1,652,000         17,992
Nippon Hodo. . . . . . . . . . . . . . . .        176,000          2,458
Nippon Steel . . . . . . . . . . . . . . .      3,998,000         11,658
Nippon Telephone & Telecom . . . . . . . .            904          6,312
Nomura Securities. . . . . . . . . . . . .        863,000         14,250
Pioneer Electronic . . . . . . . . . . . .        402,000          7,944
Sangetsu . . . . . . . . . . . . . . . . .        111,000          2,369
Sankyo . . . . . . . . . . . . . . . . . .        619,000         15,332
Sega Enterprises . . . . . . . . . . . . .        109,150          4,410
Sekisui Chemical . . . . . . . . . . . . .        939,000         10,474
Sekisui House. . . . . . . . . . . . . . .        635,000          6,693
Seven Eleven Japan . . . . . . . . . . . .         89,000          5,175
Sharp. . . . . . . . . . . . . . . . . . .        800,000         12,156
Shin-Etsu Chemical . . . . . . . . . . . .        525,000          8,992
Sony . . . . . . . . . . . . . . . . . . .        224,000         13,437
Sumitomo . . . . . . . . . . . . . . . . .      1,207,000          9,743
Sumitomo Electric. . . . . . . . . . . . .      1,280,000         16,864
Sumitomo Forestry. . . . . . . . . . . . .        394,000          5,571
TDK. . . . . . . . . . . . . . . . . . . .        221,000         12,966
Teijin . . . . . . . . . . . . . . . . . .      1,676,000          7,758
Tokio Marine & Fire Insurance. . . . . . .        341,000          3,744
Tokyo Electronics. . . . . . . . . . . . .        113,000          2,908
Tokyo Steel Manufacturing. . . . . . . . .        325,000          5,024
Toppan Printing. . . . . . . . . . . . . .        548,000          6,690
Uny. . . . . . . . . . . . . . . . . . . .        228,000          3,945
Yurtec . . . . . . . . . . . . . . . . . .        154,350          2,250
Total Japan (Cost $518,494)                                      494,393

MALAYSIA  3.0%
Common Stocks and Warrants  3.0%
Affin Holdings . . . . . . . . . . . . . .      4,615,000    $    11,873
Affin Holdings, warrants, 11/15/99 * . . .        604,000            646
Berjaya Sports Toto. . . . . . . . . . . .      1,741,000          6,546
Commerce Asset Holdings. . . . . . . . . .        771,333          5,037
MBF Capital. . . . . . . . . . . . . . . .      2,983,000          4,109
Multi-Purpose Holdings . . . . . . . . . .      4,307,000          7,365
Renong . . . . . . . . . . . . . . . . . .      3,722,000          5,863
Renong, warrants, 11/21/00 * . . . . . . .        435,125            177
Resorts World. . . . . . . . . . . . . . .        599,000          3,438
Tanjong. . . . . . . . . . . . . . . . . .      1,731,000          6,714
Technology Resources Industries *. . . . .      2,257,000          5,405
United Engineers . . . . . . . . . . . . .      1,623,000         12,848
                                                                  70,021
Preferred Stocks  0.0%
Renong, cv. loan stock, 4.00%, 5/21/01 . .        696,200            255
                                                                     255
Total Malaysia (Cost $58,720)                                     70,276

MEXICO  1.5%
Common Stocks and Rights  1.5%
Cemex (Class B). . . . . . . . . . . . . .        325,840          1,171
Cemex ADS (USD). . . . . . . . . . . . . .         95,160            672
Cemex ADS (144a) (USD) . . . . . . . . . .        410,812          2,901
Cifra ADR (USD). . . . . . . . . . . . . .      3,139,213          3,893
Fomentos Economico Mexicano (Class B). . .        332,862          1,010
Gruma (Class B) *. . . . . . . . . . . . .        593,166          2,948
Gruma (Class B), rights *. . . . . . . . .         15,733              6
Grupo Financiero Banamex (Class B) . . . .        966,552          2,044
Grupo Financiero Banamex (Class L) . . . .         31,801             65
Grupo Financiero Bancomer (Class L) *. . .          8,266              3
Grupo Industrial Maseca (Class B). . . . .      1,664,467          2,025
Grupo Modelo (Class C) . . . . . . . . . .        347,864          1,803
Grupo Televisa GDR (USD) . . . . . . . . .         49,322          1,295
Kimberly-Clark Mexico (Class A). . . . . .        130,087          2,509
Panamerican Beverages (Class A)
 ADR (USD) . . . . . . . . . . . . . . . .        100,714          4,394
Telefonos de Mexico (Class L)
 ADS (USD) . . . . . . . . . . . . . . . .        251,614          7,674
Total Mexico (Cost $44,830)                                       34,413

NETHERLANDS  10.2%
Common Stocks  10.2%
ABN Amro Holdings. . . . . . . . . . . . .        187,860         10,618
Ahold. . . . . . . . . . . . . . . . . . .        163,050          9,514
Akzo Nobel . . . . . . . . . . . . . . . .         16,188          2,040
CSM. . . . . . . . . . . . . . . . . . . .        239,610         12,639
Elsevier . . . . . . . . . . . . . . . . .      2,565,208         42,635
Fortis Amev. . . . . . . . . . . . . . . .        222,877          6,660
Hagemeyer. . . . . . . . . . . . . . . . .         51,110          3,841
ING Groep. . . . . . . . . . . . . . . . .        657,575         20,502
Koninklijke PTT Nederland. . . . . . . . .         77,335          2,799
Nutricia . . . . . . . . . . . . . . . . .         36,084          5,062
Otra . . . . . . . . . . . . . . . . . . .         45,880            860
Polygram . . . . . . . . . . . . . . . . .        271,899         12,772
Royal Dutch Petroleum. . . . . . . . . . .        262,807         43,401
Unilever . . . . . . . . . . . . . . . . .         81,866    $    12,448
Wolters Kluwer . . . . . . . . . . . . . .        399,141         51,307
                                                                 237,098
Preferred Stocks  0.0%
ING Groep. . . . . . . . . . . . . . . . .         10,797             57
                                                                      57
Total Netherlands (Cost $172,663)                                237,155

NEW ZEALAND  0.7%
Common Stocks and Rights  0.7%
Air New Zealand (Class B). . . . . . . . .        511,736          1,249
Air New Zealand (Class B), rights *. . . .        139,564            145
Carter Holt Harvey . . . . . . . . . . . .        792,115          1,782
Fernz. . . . . . . . . . . . . . . . . . .        393,080          1,377
Fletcher Challenge Building. . . . . . . .        384,044          1,041
Fletcher Challenge Energy. . . . . . . . .        158,044            451
Fletcher Challenge Forests Division. . . .      1,558,094          2,601
Fletcher Challenge Paper . . . . . . . . .        284,089            514
Telecom Corporation of New Zealand . . . .      1,301,372          6,767
Total New Zealand (Cost $14,465)                                  15,927

NORWAY  1.4%
Common Stocks  1.4%
Bergesen (Class A) . . . . . . . . . . . .         46,430          1,015
Norsk Hydro. . . . . . . . . . . . . . . .        355,382         16,375
Orkla (Class A). . . . . . . . . . . . . .        222,310         14,215
Saga Petroleum (Class B) . . . . . . . . .         85,950          1,340
Total Norway (Cost $24,294)                                       32,945

PERU  0.1%
Common Stocks  0.1%
Telefonica del Peru (Class B). . . . . . .        316,910            671
Telefonica del Peru (Class B)
 ADR (USD) . . . . . . . . . . . . . . . .         39,284            810
Total Peru (Cost $1,429)                                           1,481

PHILIPPINES  0.1%
Common Stocks  0.1%
Philippine National Bank . . . . . . . . .        197,100          2,269
Total Philippines (Cost $3,269)                                    2,269

PORTUGAL  0.5%
Common Stocks  0.5%
Jeronimo Martins . . . . . . . . . . . . .        117,664         10,709
Total Portugal (Cost $5,147)                                      10,709

RUSSIA  0.0%
Common Stocks  0.0%
Gazprom ADR (USD). . . . . . . . . . . . .         38,080            714
Total Russia (Cost $600)                                             714

SINGAPORE  1.9%
Common Stocks and Warrants  1.9%
DBS Land . . . . . . . . . . . . . . . . .      1,075,000    $     3,389
Development Bank of Singapore. . . . . . .        290,000          3,479
Far East Levingston Shipbuilding . . . . .        367,000          1,759
Fraser & Neave . . . . . . . . . . . . . .        154,400          1,535
Jurong Shipyard. . . . . . . . . . . . . .        103,000            482
Keppel . . . . . . . . . . . . . . . . . .        237,000          1,767
Overseas Union Bank. . . . . . . . . . . .      1,221,000          8,322
Singapore Airlines . . . . . . . . . . . .         86,000            757
Singapore Land . . . . . . . . . . . . . .      1,104,000          6,114
Singapore Press. . . . . . . . . . . . . .        223,820          3,718
United Industrial. . . . . . . . . . . . .      1,853,000          1,539
United Overseas Bank . . . . . . . . . . .        976,352          9,497
United Overseas Bank, warrants,
 6/17/97 * . . . . . . . . . . . . . . . .        192,940            685
Total Singapore (Cost $42,399)                                    43,043

SOUTH KOREA  1.0%
Common Stocks  1.0%
Cho Hung Bank. . . . . . . . . . . . . . .        243,230          2,527
Hanil Bank . . . . . . . . . . . . . . . .        166,500          1,528
Hanil Securities . . . . . . . . . . . . .         92,887            967
Kook Min Bank. . . . . . . . . . . . . . .         98,238          1,883
Korea Electric Power . . . . . . . . . . .        147,400          4,335
Pohang Iron & Steel. . . . . . . . . . . .         50,660          3,228
Samsung Electronic * . . . . . . . . . . .         42,487          3,107
Samsung Electronic GDR (USD) * . . . . . .         22,267            362
Samsung Electronic GDS (USD) * . . . . . .          1,464             50
Samsung Electronic GDS, 1/2 non voting
 (USD) * . . . . . . . . . . . . . . . . .         69,887          1,524
Samsung Electronic, new *. . . . . . . . .          6,812            466
Samsung Fire & Marine Insurance. . . . . .            380            200
Seoul Bank . . . . . . . . . . . . . . . .        136,000            790
Shinhan Bank . . . . . . . . . . . . . . .         14,500            285
Yukong . . . . . . . . . . . . . . . . . .         70,278          1,636
Total South Korea (Cost $31,856)                                  22,888

SPAIN  2.3%
Common Stocks  2.3%
Aguas de Barcelona . . . . . . . . . . . .         29,857          1,221
Argentaria Banca de Espana . . . . . . . .         67,680          2,652
Banco Popular Espanol. . . . . . . . . . .         33,181          6,343
Banco Santander. . . . . . . . . . . . . .        120,703          6,196
Centros Comerciales Pryca. . . . . . . . .         91,773          2,107
Continente Central . . . . . . . . . . . .         45,860            931
Empresa Nacional de Electricidad . . . . .        180,145         11,027
Fomento de Construcciones y Contra . . . .         11,758            955
Gas Natural. . . . . . . . . . . . . . . .         34,818          6,091
Iberdrola. . . . . . . . . . . . . . . . .        531,026          5,639
Repsol . . . . . . . . . . . . . . . . . .        256,542          8,374
Repsol ADR (USD) . . . . . . . . . . . . .         10,390            340
Telefonica de Espana . . . . . . . . . . .        121,410          2,436
Total Spain (Cost $46,948)                                        54,312

SWEDEN  2.6%
Common Stocks  2.6%
ABB (Class A). . . . . . . . . . . . . . .         38,170    $     4,324
Astra (Class B). . . . . . . . . . . . . .        523,057         23,863
Atlas Copco (Class B). . . . . . . . . . .        225,532          4,647
Electrolux (Class B) . . . . . . . . . . .        150,437          8,373
Esselte (Class B). . . . . . . . . . . . .         49,870          1,115
Hennes & Mauritz (Class B) . . . . . . . .         67,371          8,719
Nordbanken . . . . . . . . . . . . . . . .         13,300            350
Sandvik (Class A). . . . . . . . . . . . .         40,050            944
Sandvik (Class B). . . . . . . . . . . . .        247,110          5,825
Scribona (Class B) . . . . . . . . . . . .         49,060            541
Stora Kopparbergs (Class B). . . . . . . .        147,510          1,896
Total Sweden (Cost $41,181)                                       60,597

SWITZERLAND  4.4%
Common Stocks  4.4%
ABB. . . . . . . . . . . . . . . . . . . .         13,350         16,497
Adecco . . . . . . . . . . . . . . . . . .         32,713          9,188
Ciba-Geigy . . . . . . . . . . . . . . . .          8,150         10,039
CS Holding . . . . . . . . . . . . . . . .         40,405          4,036
Nestle . . . . . . . . . . . . . . . . . .         17,263         18,752
Roche Holdings . . . . . . . . . . . . . .          2,891         21,865
Sandoz . . . . . . . . . . . . . . . . . .         13,194         15,250
Schweizerischer Bankverein . . . . . . . .         34,384          6,624
Total Switzerland (Cost $77,360)                                 102,251

THAILAND  0.6%
Common Stocks and Warrants  0.6%
Advanced Information Service . . . . . . .        139,974          1,900
Bangkok Bank . . . . . . . . . . . . . . .        493,317          5,263
Bank of Ayudhya. . . . . . . . . . . . . .        355,246          1,017
Siam Cement. . . . . . . . . . . . . . . .         26,025            890
Siam Commercial Bank . . . . . . . . . . .        246,627          2,244
Thai Farmers Bank. . . . . . . . . . . . .        272,576          2,085
Thai Farmers Bank, warrants, 9/15/02 * . .         34,072             14
Total Access Communications (USD). . . . .        105,630            729
Total Thailand (Cost $16,161)                                     14,142

UNITED KINGDOM  15.7%
Common Stocks  15.7%
Abbey National . . . . . . . . . . . . . .      1,747,440         18,146
Argos. . . . . . . . . . . . . . . . . . .        939,200         11,771
Asda Group . . . . . . . . . . . . . . . .      4,059,530          7,797
British Gas. . . . . . . . . . . . . . . .        901,200          2,802
British Petroleum. . . . . . . . . . . . .        719,522          7,706
Cable & Wireless . . . . . . . . . . . . .      1,582,200         12,567
Cadbury Schweppes. . . . . . . . . . . . .      1,164,578          9,667
Caradon. . . . . . . . . . . . . . . . . .      2,090,350          8,233
Coats Viyella. . . . . . . . . . . . . . .        709,000          1,754
Compass Group. . . . . . . . . . . . . . .        611,000          6,076
David S. Smith . . . . . . . . . . . . . .      1,073,500          5,451
East Midlands Electricity. . . . . . . . .        434,619          3,809
Electrocomponents. . . . . . . . . . . . .        310,000    $     2,079
GKN. . . . . . . . . . . . . . . . . . . .        138,000          2,599
Glaxo Wellcome . . . . . . . . . . . . . .      1,086,650         16,890
Grand Metropolitan . . . . . . . . . . . .      1,906,000         14,301
Guinness . . . . . . . . . . . . . . . . .      1,588,000         11,424
Heywood Williams Group . . . . . . . . . .        249,576            989
Hillsdown Holdings . . . . . . . . . . . .        675,300          1,934
John Laing (Class A) . . . . . . . . . . .        594,300          2,583
Kingfisher . . . . . . . . . . . . . . . .      1,621,977         17,265
Ladbroke Group . . . . . . . . . . . . . .      1,074,000          3,470
London Electricity . . . . . . . . . . . .        574,288          5,683
National Grid Group. . . . . . . . . . . .        510,800          1,496
National Westminster Bank. . . . . . . . .      2,974,619         34,036
Rank Group . . . . . . . . . . . . . . . .      1,233,000          8,148
Reed International . . . . . . . . . . . .      1,482,570         27,629
Rolls Royce. . . . . . . . . . . . . . . .        543,851          2,240
RTZ. . . . . . . . . . . . . . . . . . . .        756,960         12,074
Safeway. . . . . . . . . . . . . . . . . .      1,508,200          8,935
Sears. . . . . . . . . . . . . . . . . . .        504,000            710
Shell Transport & Trading. . . . . . . . .      1,366,000         22,411
Smithkline Beecham . . . . . . . . . . . .      2,582,015         31,771
Spring Ram . . . . . . . . . . . . . . . .        103,888             22
T & N. . . . . . . . . . . . . . . . . . .      1,399,000          2,892
Tesco. . . . . . . . . . . . . . . . . . .      1,353,903          7,294
Tomkins. . . . . . . . . . . . . . . . . .      3,312,080         13,854
United Newspapers. . . . . . . . . . . . .      1,374,620         15,057
Total United Kingdom (Cost $291,337) . . .                       363,565

SHORT-TERM INVESTMENTS  4.1%
Commercial Paper  2.4%
Ciesco, 5.30%, 11/25/96. . . . . . . . . .   $ 10,000,000          9,965
Indosuez North America, 5.38%, 12/18/96. .     10,000,000          9,930
Korea Development Bank, 5.27%, 11/12/96. .     10,000,000          9,984
Mobil Australia Finance, 4(2),
 5.32%, 11/27/96 . . . . . . . . . . . . .     10,000,000          9,962
Oesterrichische Kontrollbank,
 5.33%, 11/29/96 . . . . . . . . . . . . .     10,000,000          9,958
Investments in Commercial Paper through a
 joint account 5.56 - 5.63%, 11/01/96. . .      5,312,558          5,312
                                                                  55,111
Other  1.7%
Bank One Dayton, CD, 5.30%, 11/06/96 . . .     10,000,000         10,000
First Tennessee Bank N.A., CD,
 5.32%, 11/04/96 . . . . . . . . . . . . .     10,000,000         10,000
SMM Trust, Floating Rate MTN,
 5.706%, 3/26/97 . . . . . . . . . . . . .     10,000,000         10,000
Societe Generale, CD, 5.37%, 12/16/96. . .     10,000,000         10,000
                                                                  40,000
Total Short-Term Investments
(Cost $95,111) . . . . . . . . . . . . . .                        95,111

Total Investments in Securities
99.3% of Net Assets (Cost $2,031,987). . .                   $ 2,306,486

Other Assets Less Liabilities. . . . . . .                        15,983
                                                              __________

NET ASSETS . . . . . . . . . . . . . . . .                   $ 2,322,469
                                                              __________
                                                              __________
Net Assets Consist of:
Accumulated net investment income -
 net of distributions. . . . . . . . . . .                   $    32,715
Accumulated net realized gain/loss -
 net of distributions. . . . . . . . . . .                        19,934
Net unrealized gain (loss) . . . . . . . .                       274,515
Paid-in-capital applicable to 148,687,924 shares of
 $0.01 par value capital stock outstanding;
 1,000,000,000 shares authorized . . . . .                     1,995,305
                                                              __________

NET ASSETS . . . . . . . . . . . . . . . .                   $ 2,322,469
                                                              __________
                                                              __________

NET ASSET VALUE PER SHARE. . . . . . . . .                   $     15.62
                                                              __________
                                                              __________

   *   Non-income producing
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -total of such securities at year-end amounts to 0.25% of net assets.
 BEL   Belgian franc
  CD   Certificate of Deposit
 HKD   Hong Kong dollar
 ITL   Italian lira
 MTN   Medium-Term Note
 USD   U.S. dollar

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Foreign Equity Fund
(in thousands)

                                                                Year
                                                                Ended
                                                              10/31/96
                                                              _________

INVESTMENT INCOME
Income
  Dividend (net of foreign taxes of $ 6,145) . . . . . .    $  42,090
  Interest . . . . . . . . . . . . . . . . . . . . . . .        6,070
                                                             ________
Total income . . . . . . . . . . . . . . . . . . . . . .       48,160
                                                             ________
Expenses
  Investment management. . . . . . . . . . . . . . . . .       13,871
  Custody and accounting . . . . . . . . . . . . . . . .          791
  Registration . . . . . . . . . . . . . . . . . . . . .          313
  Legal and audit. . . . . . . . . . . . . . . . . . . .           36
  Directors. . . . . . . . . . . . . . . . . . . . . . .           12
  Shareholder servicing. . . . . . . . . . . . . . . . .            9
  Prospectus and shareholder reports . . . . . . . . . .            6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . .           15
                                                             ________
Total expenses . . . . . . . . . . . . . . . . . . . . .       15,053
                                                             ________
Net investment income. . . . . . . . . . . . . . . . . .       33,107
                                                             ________

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
  Securities . . . . . . . . . . . . . . . . . . . . . .       39,088
  Foreign currency transactions. . . . . . . . . . . . .       (1,281)
                                                             ________
  Net realized gain (loss) . . . . . . . . . . . . . . .       37,807
                                                             ________
Change in net unrealized gain or loss
  Securities . . . . . . . . . . . . . . . . . . . . . .      178,886
  Other assets and liabilities denominated
    in foreign currencies. . . . . . . . . . . . . . . .           21
                                                             ________
  Change in net unrealized gain or loss. . . . . . . . .      178,907
                                                             ________
Net realized and unrealized gain (loss). . . . . . . . .      216,714
                                                             ________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS. . . .    $ 249,821
                                                             ________
                                                             ________

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Foreign Equity Fund
(in thousands)
                                                    Year        Year
                                                    Ended       Ended
                                                  10/31/96    10/31/95
                                                  ________    ________

INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income . . . . . . . . . . . .   $   33,107  $   20,980
 Net realized gain (loss). . . . . . . . . . .       37,807      19,425
 Change in net unrealized gain or loss . . . .      178,907     (19,253)
                                                 __________  __________
 Increase (decrease) in net assets
  from operations. . . . . . . . . . . . . . .      249,821      21,152
                                                 __________  __________

Distributions to shareholders
 Net investment income . . . . . . . . . . . .      (21,229)     (9,573)
 Net realized gain . . . . . . . . . . . . . .      (21,229)    (41,487)
                                                 __________  __________
 Decrease in net assets from
  distributions. . . . . . . . . . . . . . . .      (42,458)    (51,060)
                                                 __________  __________

Capital share transactions*
 Shares sold . . . . . . . . . . . . . . . . .      772,534     632,538
 Distributions reinvested. . . . . . . . . . .       30,404      35,819
 Shares redeemed . . . . . . . . . . . . . . .     (247,451)   (137,308)
                                                 __________  __________
 Increase (decrease) in net assets from
  capital share transactions . . . . . . . . .      555,487     531,049
                                                 __________  __________

NET ASSETS
Increase (decrease) during period. . . . . . .      762,850     501,141
Beginning of period. . . . . . . . . . . . . .    1,559,619   1,058,478
                                                 __________  __________
End of period. . . . . . . . . . . . . . . . .   $2,322,469  $1,559,619
                                                 __________  __________
                                                 __________  __________
*Share information
 Shares sold . . . . . . . . . . . . . . . . .       51,462      46,409
 Distributions reinvested. . . . . . . . . . .        2,138       2,775
 Shares redeemed . . . . . . . . . . . . . . .      (16,389)    (10,263)
                                                 __________  __________
 Increase (decrease) in
  shares outstanding . . . . . . . . . . . . .       37,211      38,921

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Foreign Equity Fund / October 31, 1996

Note 1 - Significant Accounting Policies

T. Rowe Price Institutional International Funds, Inc., (the corporation) is registered under the Investment Company Act of 1940. The Foreign Equity Fund (the fund), a diversified, open-end management investment company, is the sole portfolio currently established by the corporation and commenced operations on September 7, 1989.

Valuation - Equity securities listed or regularly traded on a securities exchange (including Nasdaq) are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Other equity securities and those listed securities that are not traded on a particular day are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.
      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which approximates fair value.
      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.
      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets - At October 31, 1996, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $798,278,000 and $257,049,000, respectively, for the year ended October 31, 1996.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.
      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended October 31, 1996. The results of operations and net assets were not affected by the reclassifications.

Undistributed net investment income             $   1,000
Undistributed net realized gain               (13,831,000)
Paid-in-capital                                13,830,000

      At October 31, 1996, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,031,987,000, and net unrealized gain aggregated $274,499,000, of which $366,520,000 related to appreciated investments and $92,021,000 to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,378,000 was payable at October 31, 1996. The fee is computed daily and paid monthly, and is equal to 0.70% of average daily net assets.
      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $107,000 for the year ended October 31, 1996, of which $14,000 was payable at period-end.
      During the year ended October 31, 1996, the fund, in the ordinary course of business, paid commissions of $193,000 to, and placed security purchase and sale orders aggregating $72,215,000 with, certain affiliates of the manager in connection with the execution of various portfolio transactions.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Foreign Equity Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Fund (the portfolio constituting Institutional International Funds, Inc., hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with custodians and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the fiscal periods presented prior to the year ended October 31, 1995 were audited by other independent accountants whose report dated November 17, 1994 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

Baltimore, Maryland
November 19, 1996

During fiscal year 1995, Price Waterhouse LLP succeeded Coopers & Lybrand L.L.P. as independent accountants for the Foreign Equity Fund, a decision that was approved by the fund's Board of Directors. During the two fiscal years preceding the change, the fund received unqualified opinions and had no disagreements with Coopers & Lybrand L.L.P. or reportable events that caused the change.

APPENDIX

Chart 1 - Geographic Diversification - pie chart showing: Europe 53%, Japan 21%, Far East 14%, Latin America 7%, Other and Reserves 5%.

Chart 2 - Performance Comparison - SEC Graph: a line chart showing the cumulative growth of $10,000 invested in the Foreign Equity Fund from inception compared with $10,000 invested in a broad-based index and average over the same period.